Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal net operating loss carryovers					$ 0	$ 170,524
Valuation allowance					$ 237,095	$ 177,589
Effective tax rate, percentage	(8.06%)	0.68%	(12.55%)	0.29%	8.35%	0.00%
Statutory tax rate, percentage			21.00%	21.00%	21.00%	21.00%